Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Reconciliation of basic and diluted earnings per common share
The following is a reconciliation of basic and diluted earnings per common share for the respective years:

In millions, except per share amounts	2013	2012	2011
Numerator for earnings per common share calculation:
Income from continuing operations	$4,600	$3,869	$3,489
Net loss attributable to noncontrolling interest	—	2	4
Income from continuing operations attributable to CVS Caremark, basic	4,600	3,871	3,493
Loss from discontinued operations, net of tax	(8)	(7)	(31)
Net income attributable to CVS Caremark, basic and diluted	$4,592	$3,864	$3,462
Denominator for earnings per common share calculation:
Weighted average common shares, basic	1,217	1,271	1,338
Stock options	8	8	8
Restricted stock units	1	1	1
Weighted average common shares, diluted	1,226	1,280	1,347
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark	$3.78	$3.05	$2.61
Loss from discontinued operations attributable to CVS Caremark	$(0.01)	$(0.01)	$(0.02)
Net income attributable to CVS Caremark	$3.77	$3.04	$2.59
Diluted earnings per common share:
Income from continuing operations attributable to CVS Caremark	$3.75	$3.02	$2.59
Loss from discontinued operations attributable to CVS Caremark	$(0.01)	$(0.01)	$(0.02)
Net income attributable to CVS Caremark	$3.74	$3.02	$2.57